Acquisition of Subsidiaries - Allocation of Purchase Consideration to Net Assets Acquired (Details) - GBP (£) £ in Thousands	Dec. 29, 2017	Sep. 02, 2016
Velocity Partners
Disclosure of detailed information about business combination [line items]
Intangible asset - Client relationships	£ 15,214
Property, plant and equipment	932
Trade and other receivables	6,045
Cash and cash equivalents	2,341
Trade and other payables	(3,791)
Corporation tax payable	(39)
Deferred tax liability	(27)
Total net assets acquired	£ 20,675
ISDC
Disclosure of detailed information about business combination [line items]
Intangible asset - Client relationships		£ 4,301
Property, plant and equipment		323
Trade and other receivables		1,739
Cash and cash equivalents		768
Trade and other payables		(648)
Other taxation and social security		(430)
Corporation tax payable		(17)
Borrowings		(196)
Other liabilities		(103)
Deferred tax liability		(1,075)
Total net assets acquired		£ 4,662